Stockholders Equity (Details) - USD ($)																						1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2022	May 05, 2022	Mar. 23, 2022	Feb. 18, 2022	Jan. 01, 2022	Sep. 20, 2021	Sep. 20, 2021	Aug. 19, 2021	Aug. 18, 2021	Jul. 02, 2021	Jul. 02, 2021	Jun. 22, 2021	Jun. 22, 2021	Apr. 16, 2021	Feb. 24, 2021	Jan. 06, 2021	Jan. 06, 2021	Dec. 31, 2019	Nov. 26, 2019	Aug. 04, 2017	May 02, 2014	Aug. 18, 2021	Mar. 31, 2021	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2021	Jun. 28, 2021	Dec. 07, 2020	Jun. 26, 2020	Dec. 03, 2019	Mar. 29, 2017	Mar. 31, 2016	Jul. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Stockholders Equity [Line Items]
Shares authorized																									6,500,000,000	6,500,000,000	[1]	6,500,000,000
Common stock issued for consulting services (in Dollars)																										$ 30,000		$ 30,000
Common stock shares issued																									14,046,252	14,046,252	[1]	13,687,439
Common stock,shares outstanding																									12,443,938	12,443,938	[1]	12,085,125
Exercise price per warrant (in Dollars per share)						$ 0.085	$ 0.085					$ 0.1	$ 0.1			$ 0.03	$ 0.03												$ 0.03				$ 0.03
Issuance of warrants						7,500,000	7,500,000					70,000,000	70,000,000			10,000,000	10,000,000												16,000,000
Warrants issued for debt (in Dollars)						$ 360,607	$ 360,607					$ 5,465,726	$ 5,465,726			$ 237,811	$ 237,811
Risk free interest rate																									5.20%	4.34%
Expected life																									1 year 3 months
Expected dividend rate
Expected volatility																									64.00%	79.00%
Preferred stock, shares authorized																			10,000
Preferred stock, par value (in Dollars per share)																			$ 0.001
Aggregate vote percentage																										67.00%
Monthly based annual rate (in Dollars)					$ 90,000
Stock Issued During Period, Shares, Stock Splits				448					448																896	896
Other expenses (in Dollars)																								$ 503,552		$ 503,552
Common stock settlement amount (in Dollars)																																$ 213,109
Final payment (in Dollars)									$ 225,000	$ 50,000
Convertible common stock description																										The Series AA Preferred shares issued on August 18, 2021, were valued based upon industry specific control premiums and the Company’s market cap at the time of the transaction. The $963,866 value of the 1,000,000 shares of Series AA Super Voting Preferred Stock issued to Benito Novas were valued based on a calculation by a third party independent valuation specialist.
Payment amount (in Dollars)											$ 50,000											$ 225,000
Professional service consulting description																										In consideration of mutual covenants set forth in the Professional Service Consulting Agreement, Dave Christensen, current Director, President, Chief Executive Officer, Chief Financial Officer and Secretary, shall be compensated monthly based on annual rate of $90,000, starting January 1, 2022. Additionally, the agreement includes an issuance of 896 shares of Series DD Preferred Stock of the Company. An amount of 448 shares were issued on August 18, 2021 and the remaining 448 were issued February 18, 2022.
Common Stock [Member]
Stockholders Equity [Line Items]
Share issued for consulting services																										358,813		122,663
Common stock issued for consulting services (in Dollars)																										$ 358		$ 123
Common stock authorized shares, description																										The Board of Directors was required to increase the number of authorized shares of common stock from (a) 200,000,000 to 500,000,000 during June 2015, (b) 500,000,000 to 1,500,000,000 during July 2015, and (c) 1,500,000,000 to 6,500,000,000 during March 2016, to adhere to the Company’s contractual obligation to maintain the required reserve share amount for debtholders.
Warrant [Member]
Stockholders Equity [Line Items]
Exercise price per warrant (in Dollars per share)						$ 0.085	$ 0.085					$ 0.1	$ 0.1			$ 0.033	$ 0.033
Warrants expire year						3 years	3 years					3 years	3 years			3 years	3 years												3 years
Issuance of warrants							7,500,000					70,000,000				10,000,000													16,000,000
Warrants issued for debt (in Dollars)																													$ 279,867
Expected life																												3 years	3 years
Expected dividend rate																												0.00%	0.00%
2022 Transactions [Member]
Stockholders Equity [Line Items]
Share issued for consulting services	193,050	89,485	76,278
Common stock issued for consulting services (in Dollars)	$ 10,000	$ 10,000	$ 10,000
Common stock shares issued																												12,085,125
2021 Transactions [Member]
Stockholders Equity [Line Items]
Share issued for consulting services														33,772	36,232
Common stock issued for consulting services (in Dollars)														$ 10,000	$ 10,000
Common stock shares issued																															52,659	1,092,866
Common stock settlement amount (in Dollars)																															$ 10,000	$ 213,109
Common stock, shares outstanding																										12,443,938
S & M Chuah Enterprises Ltd [Member]
Stockholders Equity [Line Items]
Series AA super voting preferred stock exchange, description																					the Company filed with the Secretary of State with Nevada in the form of a Certificate of Designation that authorized the issuance of up to one million (1,000,000) shares of a new series of preferred stock, par value $0.001 per share, designated “Series AA Super Voting Preferred Stock,” for which the board of directors established the rights, preferences and limitations thereof.
Minimum [Member]
Stockholders Equity [Line Items]
Shares authorized																																					1,500,000,000	500,000,000	200,000,000
Risk-free interest rate																													0.20%
Expected volatility																													411.72%
Minimum [Member] | Warrant [Member]
Stockholders Equity [Line Items]
Risk-free interest rate																												0.20%
Expected volatility																												338.36%
Maximum [Member]
Stockholders Equity [Line Items]
Shares authorized																																					6,500,000,000	1,500,000,000	500,000,000
Maximum [Member] | Warrant [Member]
Stockholders Equity [Line Items]
Risk-free interest rate																												0.45%
Expected volatility																												394.78%
Warrant [Member]
Stockholders Equity [Line Items]
Granted shares						7,500,000	7,500,000					70,000,000	70,000,000			10,000,000	10,000,000												16,000,000
Exercise price per warrant (in Dollars per share)						$ 0.085	$ 0.085					$ 0.1	$ 0.1			$ 0.033	$ 0.033												$ 0.03
Warrants expire year						3 years	3 years					3 years	3 years			3 years	3 years												3 years
Warrants issued for debt (in Dollars)																													$ 279,867
Risk free interest rate																													0.20%
Expected life																												3 years	3 years
Expected dividend rate																												0.00%	0.00%
Expected volatility																													411.72%
Risk free interest rate minimum																												0.20%
Risk free interest rate maximum																												0.45%
Volatility minimum																												338.36%
Volatility maximum																												394.78%
Common Stock [Member]
Stockholders Equity [Line Items]
Common stock shares issued																									12,443,938	12,443,938
Common stock,shares outstanding																									12,443,938	12,443,938
Series AA Super Voting Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized																																								11,000,000
Preferred stock, par value (in Dollars per share)																					$ 0.001																			$ 0.001
Shares issued																					1,000,000
Aggregate vote percentage																									67.00%
Increase in authorized shares																			1,050,000
Repurchase of shares																																		1,000,000
Aggregate purchase price (in Dollars)																																		$ 160,000
Preferred stock value																									166,795
Preferred shares issued																									50,000	1,050,000		1,050,000
Votes per preferred share																									10,000
Common stock, voting rights																									one
Averages transactions percentage																									30.00%
Preferred shares outstanding																										1,050,000		1,050,000
Preferred stock designated, authorizing																																								(11,000,000)
Preferred stock designated, per share value (in Dollars per share)																																								$ 0.001
Series AA super voting preferred stock exchange, description																										The $166,795 value of the 50,000 shares of Series AA Super Voting Preferred Stock to Mr. David Christensen is based on the 10,000 votes per preferred share to one vote per common share. Valuation based on definition of control premium is defined as the price to which a willing buyer and willing seller would agree in any arms-length transaction to acquire control of the Company. The premium paid above the market value of the company is real economic benefit to controlling the Company. Historically, the average control premium applied in M&A transactions averages approximately 30%, which represents the value of control.
Aggregate total purchase price (in Dollars)																																		$ 160,000
Purchase shares									1,000,000
Series AA Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized																									1,050,000	1,050,000	[1]	1,050,000
Preferred stock, par value (in Dollars per share)																									$ 0.001	$ 0.001	[1]	$ 0.001
Preferred shares issued																									1,050,000	1,050,000	[1]	1,050,000
Preferred stock value (in Dollars)																									$ 1,050	$ 1,050	[1]	$ 1,050
Preferred shares outstanding																									1,050,000	1,050,000	[1]	1,050,000
Purchase Agreement Shares																						1,000,000
Series DD Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized																									10,000	10,000	[1]	10,000
Preferred stock, par value (in Dollars per share)																									$ 0.001	$ 0.001	[1]	$ 0.001
Preferred shares issued																									9,870	9,870	[1]	9,422
Preferred stock value (in Dollars)																									$ 10	$ 10	[1]	$ 10
Preferred shares outstanding																									9,870	9,870	[1]	9,422
Stock Issued During Period, Shares, Stock Splits				448																				896
Series BB Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized																																				1,000,000
Preferred stock, par value (in Dollars per share)																																				$ 0.001
Preferred shares outstanding																		276,723												276,723					6,500
Preferred stock liquidation value (in Dollars)																									$ 1
Number of shares issued																		81,043		25,000
Returned and cancelled																							279,146
Preferred stock designated, authorizing																																				(1,000,000)
Preferred stock designated, per share value (in Dollars per share)																																				$ 0.001
Preferred stock liquidation value (in Dollars per share)																										$ 1
Conversion of preferred stock, description																														As of December 31, 2019, 81,043 Preferred Series BB shares were exchanged for an aggregate of $97,252 convertible notes and 276,723 Preferred Series BB shares were exchanged for an aggregate of $332,068 promissory notes of which 78,620 were returned and cancelled and 279,146 were still outstanding at December 31, 2020. During the three months ended March 31, 2021, the remaining 279,146 were returned and cancelled.
Series DD Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized																			10,000
Preferred stock, par value (in Dollars per share)																			$ 0.001
Preferred shares issued																										9,870		9,422
Preferred shares outstanding																										9,870		9,422
Number of shares issued																									896			448
Aggregate value (in Dollars)																									$ 503,072
Conversion price, per share (in Dollars per share)																								$ 3.17		$ 3.17
Common stock conversion price (in Dollars per share)																									$ 3.17
Consideration paid (in Dollars)																												$ 251,536
Purchase shares									8,974
Conversion of preferred stock, description																			On November 26, 2019, the Company filed with the Secretary of State with Nevada an amendment to the Company’s Articles of Incorporation, authorizing ten thousand (10,000) shares of a new series of preferred stock, par value $0.001 per share, designated “Series DD Convertible Preferred Stock,” for which the board of directors established the rights, preferences and limitations thereof.
Convertible preferred stock descriptions																										The $5,038,576 value of the 8,974 shares of Series DD Convertible Preferred Stock to Benito Novas is based on converting into a number of fully paid and nonassessable shares of common stock determined by multiplying the number of issued and outstanding shares of common stock of the Company on the date of conversion by 3.17 conversion price. The $5,038,576 value of the 8,974 shares of Series DD Convertible Preferred Stock represents the fair value of the consideration paid allocated to the assets and liabilities acquired from Global Stem Cells Group Inc.
Convertible preferred stock description																										The $503,072 value of the 896 shares of Series DD Convertible Preferred Stock is based on converting into a number of fully paid and nonassessable shares of common stock determined by multiplying the number of issued and outstanding shares of common stock of the Company on the date of conversion by 3.17 conversion price. The $251,536 value of the 448 shares of Series DD Convertible Preferred Stock was recorded as stock payable at December 31, 2021 and issued on February 18, 2022.
Preferred Series DD Stock [Member]
Stockholders Equity [Line Items]
Stock Issued During Period, Shares, Stock Splits									448
Purchase Agreement Shares																						8,974
Current Director and President [Member]
Stockholders Equity [Line Items]
Granted shares																																		50,000
Current Director and President [Member] | Series AA Super Voting Preferred Stock [Member]
Stockholders Equity [Line Items]
Granted shares																																		50,000
Convertible Debt [Member] | Series BB Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued																		81,043
Aggregate value (in Dollars)																		$ 97,252
Promissory Notes Payable [Member] | Series BB Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued																		276,723
Aggregate value (in Dollars)																		$ 332,068
Returned and cancelled																		78,620
Number of share outstanding																													279,146
Global Stem Cell Group, Inc [Member] | Series DD Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued																									8,974
Consideration paid (in Dollars)																									$ 5,038,576
Benito Novas [Member] | Series AA Super Voting Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred shares issued																									1,000,000
Benito Novas [Member] | Series AA Preferred Stock [Member]
Stockholders Equity [Line Items]
Granted shares																										1,000,000
Preferred shares issued																										1,050,000
Preferred stock value (in Dollars)																									$ 963,866
Preferred shares outstanding																									1,050,000
Benito Novas [Member] | Series DD Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued																									8,974
Aggregate value (in Dollars)																									$ 5,038,576
Common stock conversion price (in Dollars per share)																									$ 3.17
Series of Individually Immaterial Business Acquisitions [Member]
Stockholders Equity [Line Items]
Purchase price (in Dollars)										50,000
Series of Individually Immaterial Business Acquisitions [Member] | Series AA Super Voting Preferred Stock [Member]
Stockholders Equity [Line Items]
Purchase price (in Dollars)										50,000
Series of Individually Immaterial Business Acquisitions [Member] | Series DD Preferred Stock [Member]
Stockholders Equity [Line Items]
Purchase price (in Dollars)									$ 225,000	$ 50,000
Series of Individually Immaterial Business Acquisitions [Member] | Series AA Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued									1,000,000
Series of Individually Immaterial Business Acquisitions [Member] | Series AA Preferred Stock [Member] | Series AA Super Voting Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued									1,000,000
Series of Individually Immaterial Business Acquisitions [Member] | Series AA Preferred Stock [Member] | Series DD Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued									1,000,000
Series of Individually Immaterial Business Acquisitions [Member] | Series DD Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued									8,974
Purchase price (in Dollars)									$ 225,000
Series of Individually Immaterial Business Acquisitions [Member] | Series DD Preferred Stock [Member] | Series AA Super Voting Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued								8,974
Purchase price (in Dollars)								$ 225,000
Series of Individually Immaterial Business Acquisitions [Member] | Preferred Series DD Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued									8,974
Series of Individually Immaterial Business Acquisitions [Member] | Preferred Series DD Stock [Member] | Series DD Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued									8,974

[1]	Derived from audited information